Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivable
Schedule of accounts receivable balance

	As at December 31,	As at December 31,
USD’000	2025	2024
Trade accounts receivable	5,283	4,133
Allowance for credit losses	(416)	(94)
Accounts receivable from other related parties	143	158
Accounts receivable from board members	7	49
Accounts receivable from underwriters, promoters, and employees	77	2
Other accounts receivable	15	37
Total accounts receivable, net of allowance for credit losses	5,109	4,285